APPENDIX II - STATEMENTS OF VALUE ADDED (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Appendix Ii - Statements Of Value Added
Interest and similar income	R$ 62,774,940	R$ 72,841,060	R$ 70,478,393
Net fee and commission income	16,228,214	15,713,152	14,132,159
Impairment losses on financial assets (net)	(17,450,188)	(13,369,905)	(12,713,435)
Other income and expense	(5,012,403)	(4,025,384)	(6,861,406)
Interest expense and similar charges	(18,332,228)	(28,519,953)	(28,557,051)
Third-party input	(7,946,539)	(7,544,695)	(7,219,152)
Materials, energy and others	(641,831)	(659,656)	(544,237)
Third-party services	(6,424,755)	(6,047,498)	(5,572,127)
Impairment of assets	(84,908)	(131,435)	(508,310)
Other	(795,045)	(706,106)	(594,478)
Gross added value	30,261,796	35,094,275	29,259,508
Retention
Depreciation and amortization	2,579,127	2,391,857	1,739,959
Added value produced	27,682,669	32,702,418	27,519,549
Added value received from transfer
Investments in affiliates and subsidiaries	112,261	149,488	65,958
Added value to distribute	27,794,930	32,851,906	27,585,507
Added value distribution
Employee	R$ 7,943,711	R$ 8,457,212	R$ 8,185,896
Employee	28.60%	25.70%	29.70%
Compensation	R$ 5,749,699	R$ 5,961,765	R$ 5,863,584
Benefits	1,514,611	1,637,099	1,534,560
Government severance indemnity funds for employees - FGTS	448,457	502,173	448,699
Other	230,974	356,175	339,053
Taxes	R$ 6,298,717	R$ 7,674,704	R$ 5,813,381
Taxes	22.70%	23.40%	21.10%
Federal	R$ 10,088,318	R$ 6,571,450	R$ 4,864,176
State	(830,771)	54	224
Municipal	(2,958,830)	1,103,200	948,981
Compensation of third-party capital - rental	R$ 101,749	R$ 88,540	R$ 786,312
Compensation of third-party capital - rental	0.40%	0.30%	2.90%
Remuneration of interest on capital	R$ 13,450,753	R$ 16,631,450	R$ 12,799,918
Remuneration of interest on capital	48.40%	50.60%	46.40%
Dividends and interest on capital	R$ 3,837,085	R$ 10,800,000	R$ 6,600,000
Profit Reinvestment	9,581,444	5,606,932	5,982,477
Profit (loss) attributable to non-controlling interests	32,224	224,518	217,441
Total	R$ 27,794,930	R$ 32,851,906	R$ 27,585,507
Total	100.00%	100.00%	100.00%